SEGMENT INFORMATION - Concentration Risk (Details) - Revenue - Customer concentration	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Counterparty A - Piceance/DJ Basins
Segment Reporting Information [Line Items]
Concentration risk, percentage	14.00%	16.00%	18.00%
Counterparty B - Piceance/DJ Basins
Segment Reporting Information [Line Items]
Concentration risk, percentage		14.00%